Selling Expenses - Summary Of Selling Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of selling expenses [line items]
Depreciation and amortisation	€ 8,639	€ 8,356	€ 7,895
Commissions to sales representatives	5,861	7,318	7,503
Advertising expenses	5,936	6,193	5,576
Covid-19 rent concessions		(635)	(1,515)
Total	91,373	124,924	121,631
Selling expenses [member]
Disclosure of selling expenses [line items]
Shipping and handling costs	26,325	55,912	54,672
Labour costs	25,971	24,615	24,241
Depreciation and amortisation	12,369	11,832	11,819
Customs duties	5,473	7,929	10,614
Commissions to sales representatives	5,861	7,318	7,503
Advertising expenses	5,936	6,193	5,576
Utilities	3,960	3,675	2,668
Fairs	596	1,050	807
Other insurance costs	1,042	1,034	946
Impairment of non-financial assets	3	890	1,188
Leases	1,627	785	607
Promotions	632	661	655
Advisory services	528	611	546
Insurance costs on trade receivables	312	567	347
Samples	505	546	687
COVID-19 government grants			(299)
Covid-19 rent concessions		(635)	(1,515)
Other	233	1,941	569
Total	€ 91,373	€ 124,924	€ 121,631